Debt (Details 1)	Jun. 30, 2018 USD ($)
2018	$ 17,995,224
2019	35,990,448
2020	35,990,448
2021	38,293,722
2022	186,564,239
2023	50,811,810
Total long-term debt	$ 365,645,891